OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

August 31, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Real Estate Fund (the “Registrant”)
File Nos. 333-185116; 811-22771
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To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 25, 2016.

Sincerely,

/s/	Amy Shapiro
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Amy Shapiro
Vice President & Assistant Counsel
212-323-5922
ashapiro@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Gloria LaFond
Edward Gizzi, Esq.